Principal Exchange-Traded Funds

Supplement dated June 18, 2018
to the Statement of Additional Information dated October 10, 2017
(as supplemented on November 1, 2017, November 9, 2017, December 15, 2017,
            January 30, 2018, March 16, 2018 and April 17, 2018)

This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.

DESCRIPTION OF THE FUNDS’ INVESTMENTS AND RISKS

After the Foreign Currency Transactions section, add the following section:

Foreign Securities
Investing in foreign securities carries political and economic risks distinct from those associated with investing in the United States. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on or delays in the removal of funds or other assets of a fund, political or financial instability or diplomatic and other developments that could affect such investments. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or to convert currency into U.S. Dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest or adverse diplomatic developments.

Asia-Pacific Countries
In addition to the risks of foreign investing and the risks of investing in emerging markets, the developing market Asia-Pacific countries in which a Fund may invest are subject to certain additional or specific risks. In the Asia-Pacific markets, there is a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries.

Many of these markets also may be affected by developments with respect to more established markets in the region, such as Japan and Hong Kong. Brokers in developing market Asia-Pacific countries typically are fewer in number and less well capitalized than brokers in the United States. Many of the developing market Asia-Pacific countries may be subject to a greater degree of economic, political and social instability than is the case in the United States and Western European countries. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and/or (v) ethnic, religious and racial disaffection. In addition, the governments of many of such countries, such as Indonesia, have a heavy role in regulating and supervising the economy.

An additional risk common to most such countries is that the economy is heavily export-oriented and, accordingly, is dependent upon international trade. The existence of overburdened infrastructure and obsolete financial systems also present risks in certain countries, as do environmental problems. Certain economies also depend to a significant degree upon exports of primary commodities and, therefore, are vulnerable to changes in commodity prices that, in turn, may be affected by a variety of factors. The legal systems in certain developing market Asia-Pacific countries also may have an adverse impact on a Fund. The rights of investors in developing market Asia-Pacific companies may be more limited than those of shareholders of U.S. corporations. It may be difficult or impossible to obtain and/or enforce a judgment in a developing market Asia-Pacific country.

China
Investing in China involves special considerations, including: the risk of nationalization or expropriation of assets or confiscatory taxation; greater governmental involvement in and control over the economy, interest rates and currency exchange rates; controls on foreign investment and limitations on repatriation of invested capital; greater social, economic and political uncertainty; dependency on exports and the corresponding importance of international trade; and currency exchange rate fluctuations. The government of China maintains strict currency controls in support of economic, trade and political objectives and regularly intervenes in the currency market. The government's actions in this respect may not be transparent or predictable. Furthermore, it is difficult for foreign investors to directly access money market securities in China because of investment and trading restrictions. These and other factors may decrease the value and liquidity of a fund's investments.

Investments in Stock Connect and Bond Connect
Funds may invest in China A shares, which are shares of certain Chinese companies listed and traded through the Shanghai-Hong Kong Stock Connect and Shenzhen-Hong Kong Stock Connect programs (“Stock Connect”). Stock Connect is a securities trading and clearing program established by Hong Kong Exchanges and Clearing Limited, the Shanghai Stock Exchange ("SSE"), the Shenzhen Stock Exchange ("SZSE") and China Securities Depository and Clearing Corporation Limited, which seeks to provide mutual stock market access between Mainland China and Hong Kong. Trading through Stock Connect is subject to numerous restrictions and risks that could impair the Fund’s ability to invest in or sell China A shares and adversely affect the Fund’s performance, such as the following:

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China A shares generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules, regulations, and restrictions. Such securities may lose their eligibility, in which case they presumably could be sold but could no longer be purchased through Stock Connect. Market volatility and settlement difficulties in the China A share markets may result in significant fluctuations in the prices and liquidity of the securities traded on such markets. Further regulations or restrictions, such as limitations on redemptions or suspension of trading, may adversely impact the Fund.

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Stock Connect is generally only available on business days when both the China and Hong Kong markets are open and when banking services are available in both markets on the corresponding settlement days. As a result, a Fund may not be able trade when it would be otherwise attractive to do so, and the Fund may not be able to dispose of its China A shares in a timely manner.

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Investing in China A shares is subject to Stock Connect’s clearance and settlement procedures, which could pose risks to the Fund. Certain requirements must be completed before the market opening, or a Fund cannot sell the shares on that trading day. Stock Connect also imposes quotas that limit aggregate net purchases on an exchange on a particular day, and an investor cannot purchase and sell the same security through Stock Connect on the same trading day. Once the daily quota is reached, orders to purchase additional China A shares through Stock Connect will be rejected. Such restrictions could limit a Fund’s ability to sell its China A shares in a timely manner, or to sell them at all.

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If a Fund holds 5% or more of a China A share issuer’s total shares through Stock Connect investments, the Fund must return any profits obtained from the purchase and sale of those shares if both transactions occur within a six-month period. All accounts managed by the Funds’ Advisor and/or its affiliates will be aggregated for purposes of this 5% limitation, which makes it more likely that a Fund’s profits may be subject to these limitations.

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Stock Connect uses an omnibus clearing structure, and the Fund’s shares will be registered in its custodian’s name on the Central Clearing and Settlement System. This may limit the ability of the Fund’s advisor to effectively manage a Fund, and may expose the Fund to the credit risk of its custodian or to greater risk of expropriation. Investment in China A shares through Stock Connect may be available only through a single broker that is an affiliate of the Fund’s custodian, which may affect the quality of execution provided by such broker.

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China A shares purchased through Stock Connect will be held via a book entry omnibus account in the name of Hong Kong Securities Clearing Company Limited (“HKSCC”), Hong Kong’s clearing entity, and not the Fund’s name as the beneficial owner. Therefore, a Fund’s ability to exercise its rights as a shareholder and to pursue claims against the issuer of China A shares may be limited. While Chinese regulations and the Hong Kong Stock Exchange have issued clarifications and guidance supporting the concept of beneficial ownership through Stock Connect, the interpretation of beneficial ownership in China by regulators and courts may continue to evolve.

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The Fund’s investments in China A shares through Stock Connect are generally subject to Chinese securities regulations and listing rules, among other restrictions. The Fund will not benefit from access to Hong Kong investor compensation funds, which are set up to protect against defaults of trades, when investing through Stock Connect. Investments in China A shares may not be covered by the securities investor protection programs of the exchanges and, without the protection of such programs, will be subject to the risk of default by the broker. If the depository of the SSE and the SZSE defaulted, a Fund may not be able to recover fully its losses from the depository or may be delayed in receiving proceeds as part of any recovery process.

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Fees, costs and taxes imposed on foreign investors (such as the Fund) may be higher than comparable fees, costs and taxes imposed on owners of other securities that provide similar investment exposure. Trades using Stock Connect may also be subject to various fees, taxes and market charges imposed by Chinese market participants and regulatory authorities. Uncertainties in China’s tax rules related to the taxation of income and gains from investments in China A shares could result in unexpected tax liabilities for the Fund, and the withholding tax treatment of dividends and capital gains payable to overseas investors currently is unsettled.

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Because trades of eligible China A shares on Stock Connect must be settled in Renminbi (RMB), the Chinese currency, Funds investing through Stock Connect will be exposed to RMB currency risks. The ability to hedge RMB currency risks may be limited. The RMB is subject to exchange control restrictions, and the Fund could be adversely affected by delays in converting currencies into RMB and vice versa.

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Because Stock Connect is in its early stages, the effect on the market for trading China A shares with the introduction of numerous foreign investors is currently unknown. Stock Connect is relatively new and may be subject to further interpretation and guidance. There can be no assurance as to Stock Connect’s continued existence or whether future developments regarding the program may restrict or adversely affect the Fund’s investments or returns.

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The risks associated with investing through Stock Connect could lead to greater market execution risk, valuation risks, liquidity risks and costs for a Fund, as well as for Authorized Participants that create and redeem Creation Units. This could cause a Fund to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Because the China A share market is considered volatile and unstable (with the risk of widespread trading suspensions or government intervention), the creation and redemption of Creation Units may also be disrupted.

Funds may also invest in China Interbank bonds traded on the China Interbank Bond Market (“CIBM”) through the China - Hong Kong Bond Connect program (“Bond Connect”). In China, the Hong Kong Monetary Authority Central Money Markets Unit holds Bond Connect securities on behalf of investors (such as the Fund) in accounts maintained with maintained with a China-based custodian (either the China Central Depository & Clearing Co. or the Shanghai Clearing House). Investments using Bond Connect are subject to risks similar to those described above with respect to Stock Connect.

Europe
The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries. Certain funds may invest in securities of issuers that are domiciled in, or have significant operations in, member countries of the Economic and Monetary Union of the European Union (the “EU”), which requires member countries to comply with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro (the common currency of certain EU countries), the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners, including some or all of the emerging markets countries. Although certain European countries do not use the euro, many of these countries are obliged to meet the criteria for joining the euro zone. Consequently, these countries must comply with many of the restrictions noted above. The European financial markets have experienced volatility and adverse trends in recent years due to concerns about economic downturns, rising government debt levels and the possible default of government debt in several European countries. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, one or more countries may abandon the euro and/or withdraw from the EU, including, with respect to the latter, the United

Kingdom (the "UK"), which is a significant market in the global economy. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching and could adversely impact the value of investments in the region.

The UK’s referendum vote to leave the EU (referred to as "Brexit") could cause business disruptions and uncertainty and thus adversely impact the financial results and operations of various European companies and economies.

Although the precise time frame for Brexit is uncertain, it is currently expected that the UK will seek to withdraw from the EU with an anticipated completion date within two years after notifying the European Council of the UK’s intention to withdraw. The effects of Brexit will largely depend on any agreements the UK makes to retain access to EU markets either during a transitional period or more permanently. Brexit could lead to legal and tax uncertainty and potentially divergent national laws and regulations as the UK determines which EU laws to replace or replicate. Additionally, Brexit could lead to global economic uncertainty and result in significant volatility in the global stock markets and currency exchange rate fluctuations.

Japan
Japanese investments may be significantly affected by events influencing Japan’s economy and the exchange rate between the Japanese yen and the U.S. Dollar. Japan’s economy fell into a long recession in the 1990s. After a few years of mild recovery in the mid-2000s, Japan’s economy fell into another recession as a result of the recent global economic crisis. Japan is heavily dependent on exports and foreign oil. Japan is located in a seismically active area, and in 2011 experienced an earthquake of a sizable magnitude and a tsunami that significantly affected important elements of its infrastructure and resulted in a nuclear crisis. Since these events, Japan’s financial markets have fluctuated dramatically. The full extent of the impact of these events on Japan’s economy and on foreign investment in Japan is difficult to estimate. Japan’s economic prospects may be affected by the political and military situations of its near neighbors, notably North and South Korea, China, and Russia.

Latin America
Most Latin American countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth. Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels. In addition, the political history of certain Latin American countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such developments, if they were to reoccur, could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets. Certain Latin American countries may also have managed currencies which are maintained at artificial levels to the U.S. Dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. There is no significant foreign exchange market for many currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund’s interests in securities denominated in such currencies. Finally, a number of Latin American countries are among the largest debtors of developing countries. There have been moratoria on, and reschedulings of, repayment with respect to these debts. Such events can restrict the flexibility of these debtor nations in the international markets and result in the imposition of onerous conditions on their economies.

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